Financial Assets At Fair Value Through Other Comprehensive Income - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Discounted Bills [Member]
Statement [Line Items]
Gross undiscounted cash flows discounted and endorsed bills	¥ 196,667
Endorsed Bills [Member]
Statement [Line Items]
Gross undiscounted cash flows discounted and endorsed bills	¥ 178,369